Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.3%)
*	TKO Group Holdings Inc. Class A	90,770	12,523
	New York Times Co. Class A	223,351	12,119
*	Frontier Communications Parent Inc.	302,185	10,519
	Nexstar Media Group Inc. Class A	41,380	7,059
	Warner Music Group Corp. Class A	193,007	6,276
	Iridium Communications Inc.	162,237	4,822
*	ZoomInfo Technologies Inc. Class A	395,499	4,327
			57,645
Consumer Discretionary (14.0%)
	Williams-Sonoma Inc.	175,716	30,227
*	Burlington Stores Inc.	86,247	24,311
	Toll Brothers Inc.	140,273	23,169
	Texas Roadhouse Inc. Class A	91,082	18,696
*	Duolingo Inc. Class A	51,147	17,813
	Service Corp. International	198,985	17,628
*	Floor & Decor Holdings Inc. Class A	146,416	16,429
	Dick's Sporting Goods Inc.	79,139	16,401
*	TopBuild Corp.	40,965	16,003
*	GameStop Corp. Class A	529,896	15,393
	Aramark	359,883	14,644
*	Churchill Downs Inc.	100,284	14,251
	Lithia Motors Inc. Class A	36,533	14,135
	Murphy USA Inc.	25,485	13,961
	Tempur Sealy International Inc.	237,253	13,281
	Wingstop Inc.	40,030	13,161
*	Skechers USA Inc. Class A	181,014	11,552
*	Light & Wonder Inc.	121,200	11,519
*	Planet Fitness Inc. Class A	115,539	11,502
	H&R Block Inc.	190,756	11,308
	Wyndham Hotels & Resorts Inc.	107,879	10,591
*	Taylor Morrison Home Corp. Class A	142,418	10,520
*	Abercrombie & Fitch Co. Class A	69,824	10,452
	Autoliv Inc.	99,895	9,902
	Hyatt Hotels Corp. Class A	61,383	9,695
	Gentex Corp.	314,474	9,610
	Vail Resorts Inc.	51,389	9,211
*	Mattel Inc.	464,195	8,829
*	Crocs Inc.	81,104	8,565
	Whirlpool Corp.	74,956	8,352
*	Ollie's Bargain Outlet Holdings Inc.	83,561	8,268
	PVH Corp.	76,273	8,266
	KB Home	98,401	8,142
	Thor Industries Inc.	72,648	8,107
*	RH	20,395	7,855
	Lear Corp.	76,791	7,513
	Gap Inc.	301,983	7,323
	Brunswick Corp.	90,395	7,278
*	Valvoline Inc.	175,816	6,982
*	Five Below Inc.	75,103	6,962
	Boyd Gaming Corp.	93,897	6,934
*	Grand Canyon Education Inc.	39,612	6,520
*	Chewy Inc. Class A	192,949	6,446
*	AutoNation Inc.	35,718	6,390
	Macy's Inc.	378,368	6,145
	Harley-Davidson Inc.	161,466	5,430
	Travel + Leisure Co.	95,078	5,312
	Polaris Inc.	71,382	4,925
[1]	Choice Hotels International Inc.	31,051	4,696
*	YETI Holdings Inc.	116,014	4,683
	Marriott Vacations Worldwide Corp.	44,201	4,387
	Graham Holdings Co. Class B	4,681	4,359
	Wendy's Co.	233,986	4,296

		Shares	Market Value ($000)
	Penske Automotive Group Inc.	25,617	4,266
*	Goodyear Tire & Rubber Co.	390,616	4,195
	Columbia Sportswear Co.	44,941	3,921
*	Capri Holdings Ltd.	161,328	3,777
*	Hilton Grand Vacations Inc.	87,635	3,715
*	Visteon Corp.	37,830	3,532
	Nordstrom Inc.	132,184	3,002
	Carter's Inc.	49,408	2,696
*	Under Armour Inc. Class A	257,862	2,504
*	Under Armour Inc. Class C	178,546	1,566
			601,504
Consumer Staples (4.5%)
*	US Foods Holding Corp.	334,149	23,314
	Casey's General Stores Inc.	50,705	21,341
*	Sprouts Farmers Market Inc.	136,813	21,135
*	Performance Food Group Co.	212,922	18,788
*	BJ's Wholesale Club Holdings Inc.	181,317	17,461
*	BellRing Brands Inc.	176,538	13,851
	Ingredion Inc.	88,906	13,099
	Coca-Cola Consolidated Inc.	8,051	10,501
*	elf Beauty Inc.	77,032	9,977
*	Darling Ingredients Inc.	217,194	8,803
*	Post Holdings Inc.	64,596	7,783
	Flowers Foods Inc.	268,132	6,065
*	Celsius Holdings Inc.	212,985	6,059
	Lancaster Colony Corp.	26,249	4,878
*	Boston Beer Co. Inc. Class A	12,070	3,817
*	Coty Inc. Class A	499,517	3,692
*	Pilgrim's Pride Corp.	55,166	2,847
			193,411
Energy (4.5%)
	Expand Energy Corp.	282,124	27,919
	Ovintiv Inc.	360,896	16,392
	DT Midstream Inc.	132,733	14,086
	Permian Resources Corp. Class A	867,491	13,585
*	Antero Resources Corp.	399,459	13,058
	Range Resources Corp.	330,860	11,825
	Chord Energy Corp.	84,572	10,784
	Matador Resources Co.	158,577	9,516
	HF Sinclair Corp.	221,549	9,068
	NOV Inc.	537,621	8,613
*	CNX Resources Corp.	206,539	8,369
	Weatherford International plc	99,900	8,222
	ChampionX Corp.	260,055	8,049
	Viper Energy Inc. Class A	138,511	7,495
	Antero Midstream Corp.	459,673	7,341
	Civitas Resources Inc.	123,441	6,404
	Murphy Oil Corp.	193,444	6,281
	PBF Energy Inc. Class A	136,462	4,297
*	Valaris Ltd.	91,293	4,217
			195,521
Financials (18.0%)
	Interactive Brokers Group Inc. Class A	148,702	28,415
	Fidelity National Financial Inc.	354,935	22,499
	Equitable Holdings Inc.	436,950	21,074
	East West Bancorp Inc.	189,426	20,776
	Reinsurance Group of America Inc.	89,982	20,552
	RenaissanceRe Holdings Ltd.	71,269	20,394
	Unum Group	233,539	17,959
	Jefferies Financial Group Inc.	221,816	17,555
	Stifel Financial Corp.	140,066	16,220
	First Horizon Corp.	732,359	15,475
	Kinsale Capital Group Inc.	30,223	15,367
	Carlyle Group Inc.	287,261	15,291
	Evercore Inc. Class A	48,714	14,999
	Ally Financial Inc.	374,800	14,985
	American Financial Group Inc.	98,586	14,478
	Webster Financial Corp.	234,293	14,475

		Shares	Market Value ($000)
	Primerica Inc.	46,224	13,994
	Western Alliance Bancorp	149,068	13,954
	Houlihan Lokey Inc. Class A	72,583	13,725
	Annaly Capital Management Inc.	684,747	13,647
	Pinnacle Financial Partners Inc.	104,596	13,295
	Morningstar Inc.	36,877	13,060
	Old Republic International Corp.	324,998	12,665
	Wintrust Financial Corp.	90,906	12,546
	Cullen/Frost Bankers Inc.	87,516	12,306
	Zions Bancorp NA	201,891	12,218
	Commerce Bancshares Inc.	160,315	11,823
	SouthState Corp.	104,152	11,529
	Synovus Financial Corp.	196,793	11,231
	Voya Financial Inc.	134,393	11,155
	SEI Investments Co.	134,896	11,146
	Prosperity Bancshares Inc.	130,155	10,898
	Hamilton Lane Inc. Class A	55,381	10,655
*	WEX Inc.	56,152	10,594
	Ryan Specialty Holdings Inc. Class A	139,766	10,538
*	Shift4 Payments Inc. Class A	88,840	10,135
	Old National Bancorp	435,711	10,091
	RLI Corp.	56,869	10,003
	First American Financial Corp.	140,546	9,859
	Cadence Bank	249,237	9,518
	MGIC Investment Corp.	354,218	9,302
	Glacier Bancorp Inc.	154,882	8,966
	Columbia Banking System Inc.	286,155	8,874
	Starwood Property Trust Inc.	433,559	8,832
	Selective Insurance Group Inc.	83,056	8,479
	FNB Corp.	490,947	8,420
	Essent Group Ltd.	145,136	8,386
	SLM Corp.	296,933	8,130
	Hanover Insurance Group Inc.	49,128	8,107
	Home BancShares Inc.	253,471	8,050
	Janus Henderson Group plc	173,975	7,878
	United Bankshares Inc.	184,101	7,782
	Affiliated Managers Group Inc.	40,704	7,634
	UMB Financial Corp.	60,549	7,598
	First Financial Bankshares Inc.	175,462	7,313
	Bank OZK	144,012	7,196
	Hancock Whitney Corp.	117,840	6,997
	Valley National Bancorp	640,043	6,810
*	Euronet Worldwide Inc.	57,611	6,057
	Kemper Corp.	82,925	5,928
	Associated Banc-Corp	218,875	5,842
	FirstCash Holdings Inc.	53,061	5,776
	CNO Financial Group Inc.	144,229	5,755
*	Texas Capital Bancshares Inc.	62,978	5,570
	International Bancshares Corp.	73,298	5,360
	Western Union Co.	460,396	5,069
	Flagstar Financial Inc.	408,426	4,889
	Federated Hermes Inc. Class B	107,872	4,612
*	Brighthouse Financial Inc.	83,268	4,352
			775,063
Health Care (9.1%)
*	Illumina Inc.	217,640	31,373
*	United Therapeutics Corp.	60,784	22,520
*	Avantor Inc.	928,891	19,562
*	Tenet Healthcare Corp.	130,930	18,681
*	Neurocrine Biosciences Inc.	137,956	17,486
*	Sarepta Therapeutics Inc.	130,291	17,373
*	BioMarin Pharmaceutical Inc.	260,101	17,174
*	Exelixis Inc.	389,729	14,210
	Encompass Health Corp.	137,505	14,155
*	Globus Medical Inc. Class A	154,336	13,213
*	Penumbra Inc.	53,064	12,954
*	HealthEquity Inc.	118,885	12,072
*	Medpace Holdings Inc.	34,731	11,830
	Chemed Corp.	20,566	11,772

		Shares	Market Value ($000)
	Ensign Group Inc.	77,488	11,330
*	Repligen Corp.	71,166	10,713
*	Masimo Corp.	60,319	10,407
*	Jazz Pharmaceuticals plc	84,384	10,260
*	Doximity Inc. Class A	170,906	9,058
*	Bio-Rad Laboratories Inc. Class A	26,153	8,906
	Bruker Corp.	150,931	8,746
*	Lantheus Holdings Inc.	94,825	8,465
*	Halozyme Therapeutics Inc.	172,989	8,338
*	Cytokinetics Inc.	160,627	8,330
*	Roivant Sciences Ltd.	595,521	7,569
*	Haemonetics Corp.	70,081	6,130
*	Option Care Health Inc.	233,083	5,547
	DENTSPLY SIRONA Inc.	276,222	5,428
	Perrigo Co. plc	185,878	5,305
*	Envista Holdings Corp.	234,254	5,222
*	Acadia Healthcare Co. Inc.	126,480	5,139
*	Arrowhead Pharmaceuticals Inc.	170,246	4,431
*	Amedisys Inc.	44,708	4,087
*	LivaNova plc	74,414	3,907
*	Neogen Corp.	270,256	3,832
*	Enovis Corp.	76,551	3,736
*	Sotera Health Co.	209,175	2,755
			392,016
Industrials (22.7%)
	EMCOR Group Inc.	63,752	32,521
	Lennox International Inc.	43,813	29,229
	Carlisle Cos. Inc.	63,003	28,773
	Watsco Inc.	47,532	26,219
	RB Global Inc.	251,746	24,611
	Owens Corning	118,798	24,427
*	XPO Inc.	159,023	24,237
	Comfort Systems USA Inc.	48,593	23,969
	AECOM	183,180	21,427
	Graco Inc.	230,863	21,027
*	Saia Inc.	36,325	20,672
	Curtiss-Wright Corp.	52,338	19,555
*	Clean Harbors Inc.	69,326	18,031
	nVent Electric plc	227,161	17,789
	ITT Inc.	111,648	17,430
	Lincoln Electric Holdings Inc.	77,441	16,919
	BWX Technologies Inc.	124,911	16,345
	Regal Rexnord Corp.	90,932	15,705
	Tetra Tech Inc.	365,481	15,171
	CNH Industrial NV	1,199,246	15,063
	Woodward Inc.	81,522	14,700
	Applied Industrial Technologies Inc.	52,428	14,403
*	CACI International Inc. Class A	30,474	14,014
	Acuity Brands Inc.	42,043	13,483
*	RBC Bearings Inc.	39,703	13,305
	Fortune Brands Innovations Inc.	169,577	13,278
*	Fluor Corp.	234,033	13,136
	Knight-Swift Transportation Holdings Inc. Class A	221,159	13,128
	Advanced Drainage Systems Inc.	96,386	13,040
*	American Airlines Group Inc.	897,111	13,026
	WESCO International Inc.	61,126	12,932
	Donaldson Co. Inc.	164,573	12,845
*	Core & Main Inc. Class A	263,613	12,798
	Mueller Industries Inc.	155,458	12,556
	AAON Inc.	91,872	12,526
	Toro Co.	141,938	12,360
*	Paylocity Holding Corp.	59,217	12,290
*	MasTec Inc.	84,092	12,114
	Crane Co.	66,446	12,098
	UFP Industries Inc.	83,239	11,312
*	Trex Co. Inc.	148,531	11,144
*	Chart Industries Inc.	57,452	11,103
	KBR Inc.	181,823	11,060
	Flowserve Corp.	179,550	10,956

		Shares	Market Value ($000)
	Simpson Manufacturing Co. Inc.	57,615	10,855
*	Middleby Corp.	73,476	10,536
	Genpact Ltd.	223,989	10,339
*	ExlService Holdings Inc.	220,545	10,224
	Oshkosh Corp.	88,929	10,103
	Esab Corp.	77,626	10,020
*	Kirby Corp.	79,103	10,007
	Ryder System Inc.	59,135	9,984
*	GXO Logistics Inc.	163,221	9,929
*	FTI Consulting Inc.	48,201	9,762
	Valmont Industries Inc.	27,550	9,584
	MSA Safety Inc.	53,762	9,344
	Landstar System Inc.	48,416	9,002
	Science Applications International Corp.	69,963	8,693
	AGCO Corp.	84,593	8,562
	Watts Water Technologies Inc. Class A	37,404	8,071
	GATX Corp.	48,602	7,979
*	NEXTracker Inc. Class A	195,803	7,472
	Hexcel Corp.	111,511	7,069
	Exponent Inc.	69,218	6,833
	Timken Co.	87,068	6,743
	Sensata Technologies Holding plc	205,858	6,616
*	Parsons Corp.	63,737	6,113
	Maximus Inc.	82,042	6,112
	Brink's Co.	60,186	5,821
	EnerSys	54,848	5,302
	MSC Industrial Direct Co. Inc. Class A	61,412	5,274
	Terex Corp.	91,141	4,994
	ManpowerGroup Inc.	65,031	4,186
	Insperity Inc.	48,875	3,854
	Concentrix Corp.	64,317	2,891
	Avis Budget Group Inc.	23,397	2,552
			977,553
Information Technology (9.8%)
*	Manhattan Associates Inc.	83,672	23,883
*	Dynatrace Inc.	407,003	22,870
*	Pure Storage Inc. Class A	422,143	22,369
*	DocuSign Inc. Class A	279,698	22,289
*	Flex Ltd.	541,337	21,096
*	Coherent Corp.	209,454	20,979
*	Ciena Corp.	196,358	13,690
*	Fabrinet	49,387	11,585
*	Onto Innovation Inc.	67,477	11,078
*	Kyndryl Holdings Inc.	315,904	10,965
*	Lattice Semiconductor Corp.	188,246	10,683
*	MACOM Technology Solutions Holdings Inc.	78,915	10,482
	MKS Instruments Inc.	91,950	10,449
	TD SYNNEX Corp.	86,495	10,292
*	Commvault Systems Inc.	59,732	10,249
	Universal Display Corp.	60,294	9,920
	Cognex Corp.	234,411	9,372
*	Aspen Technology Inc.	36,285	9,071
*	Dropbox Inc. Class A	324,062	8,964
*	Arrow Electronics Inc.	72,340	8,692
*	Altair Engineering Inc. Class A	81,159	8,571
*	Rambus Inc.	147,037	8,500
	Littelfuse Inc.	33,875	8,356
	Vontier Corp.	209,959	8,243
*	Novanta Inc.	49,054	8,191
*	Lumentum Holdings Inc.	92,725	8,064
*	Appfolio Inc. Class A	31,411	7,971
*	Qualys Inc.	50,253	7,719
*	Cirrus Logic Inc.	72,915	7,616
	Belden Inc.	55,692	6,817
	Avnet Inc.	120,165	6,574
	Dolby Laboratories Inc. Class A	81,391	6,375
*	ASGN Inc.	61,075	5,592
	Power Integrations Inc.	77,409	5,071
*	Silicon Laboratories Inc.	43,970	4,865

		Shares	Market Value ($000)
*	Allegro MicroSystems Inc.	213,031	4,629
*	Blackbaud Inc.	54,697	4,591
*	Synaptics Inc.	54,138	4,344
	Crane NXT Co.	67,377	4,223
	Amkor Technology Inc.	155,338	4,107
*	Teradata Corp.	131,696	4,069
	Vishay Intertechnology Inc.	154,531	2,952
*	IPG Photonics Corp.	37,530	2,929
			419,347
Materials (6.5%)
	RPM International Inc.	176,008	24,426
	Reliance Inc.	75,168	24,147
	Alcoa Corp.	352,962	16,388
	AptarGroup Inc.	90,720	15,691
	Crown Holdings Inc.	162,880	15,000
	Eagle Materials Inc.	45,941	14,192
	Royal Gold Inc.	89,828	13,138
	United States Steel Corp.	305,681	12,463
	Graphic Packaging Holding Co.	410,135	12,341
*	Axalta Coating Systems Ltd.	299,750	12,128
	Berry Global Group Inc.	156,623	11,325
	Louisiana-Pacific Corp.	85,458	10,101
	Commercial Metals Co.	157,102	9,692
*	Cleveland-Cliffs Inc.	659,401	8,210
	Cabot Corp.	74,869	8,207
*	Knife River Corp.	77,299	8,000
*	Arcadium Lithium plc	1,468,073	7,707
	Sonoco Products Co.	134,047	6,954
	Olin Corp.	160,325	6,828
	Avient Corp.	124,503	6,381
	Silgan Holdings Inc.	110,614	6,364
	Westlake Corp.	45,577	5,852
	NewMarket Corp.	10,465	5,584
	Ashland Inc.	66,537	5,194
	Scotts Miracle-Gro Co.	58,409	4,503
	Chemours Co.	204,574	4,447
	Greif Inc. Class A	35,295	2,507
			277,770
Real Estate (6.8%)
	Gaming & Leisure Properties Inc.	374,871	19,347
*	Jones Lang LaSalle Inc.	64,851	18,197
	Equity LifeStyle Properties Inc.	254,808	18,175
	WP Carey Inc.	298,982	17,060
	American Homes 4 Rent Class A	429,849	16,459
	Lamar Advertising Co. Class A	120,066	16,091
	CubeSmart	307,672	15,248
	Omega Healthcare Investors Inc.	352,273	14,306
	Rexford Industrial Realty Inc.	299,267	12,593
	Brixmor Property Group Inc.	411,716	12,380
	EastGroup Properties Inc.	66,459	11,445
	NNN REIT Inc.	250,930	11,036
	Agree Realty Corp.	137,186	10,536
	Vornado Realty Trust	226,399	9,747
	First Industrial Realty Trust Inc.	180,802	9,664
	STAG Industrial Inc.	248,735	9,151
	Healthcare Realty Trust Inc. Class A	495,794	9,083
	Kite Realty Group Trust	299,955	8,270
	Independence Realty Trust Inc.	306,523	6,694
	Cousins Properties Inc.	207,488	6,586
	Sabra Health Care REIT Inc.	320,734	6,007
	Kilroy Realty Corp.	144,606	6,006
	Rayonier Inc.	183,487	5,848
	COPT Defense Properties	153,153	5,046
	EPR Properties	103,129	4,679
	Park Hotels & Resorts Inc.	286,420	4,454
	PotlatchDeltic Corp.	98,413	4,413
	National Storage Affiliates Trust	95,791	4,320
			292,841

			Shares	Market Value ($000)
Utilities (2.6%)
		Essential Utilities Inc.	344,058	13,773
		OGE Energy Corp.	274,489	12,067
		UGI Corp.	293,205	8,905
		IDACORP Inc.	72,731	8,616
		National Fuel Gas Co.	124,743	7,980
		New Jersey Resources Corp.	135,706	7,000
		Portland General Electric Co.	140,611	6,738
		Southwest Gas Holdings Inc.	82,134	6,420
		Black Hills Corp.	95,475	6,117
		TXNM Energy Inc.	123,882	6,076
		ONE Gas Inc.	77,289	6,026
		Ormat Technologies Inc.	73,370	5,988
		Spire Inc.	78,751	5,764
		ALLETE Inc.	79,121	5,133
		Northwestern Energy Group Inc.	83,530	4,614
				111,217
Total Common Stocks (Cost $3,048,528)				4,293,888
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $9,317)	4.651%	93,186	9,318
Total Investments (100.0%) (Cost $3,057,845)				4,303,206
Other Assets and Liabilities—Net (0.0%)				779
Net Assets (100%)				4,303,985
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,433,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,496,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2024	17	5,742	319

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TD SYNNEX Corp.	8/29/25	BANA	2,073	(4.645)	3	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,293,888	—	—	4,293,888
Temporary Cash Investments	9,318	—	—	9,318
Total	4,303,206	—	—	4,303,206

Derivative Financial Instruments
Assets
Futures Contracts[1]	319	—	—	319
Swap Contracts	—	3	—	3
Total	319	3	—	322
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.